First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 124.6%
	Aerospace & Defense – 4.9%
1,283,816	BAE Systems PLC	$8,997,540
460,305	Meggitt PLC	3,593,897
		12,591,437
	Air Freight & Logistics – 0.8%
201,130	bpost S.A.	2,109,351
	Airlines – 0.9%
163,239	easyJet PLC	2,308,171
	Auto Components – 2.0%
46,537	Cie Generale des Etablissements Michelin SCA	5,194,035
	Automobiles – 0.9%
48,344	Daimler AG	2,403,834
	Banks – 6.8%
119,407	ABN AMRO Bank N.V. (b)	2,105,138
125,186	BAWAG Group AG (b)	4,928,447
380,826	ING Groep N.V.	3,986,441
444,748	Nordea Bank Abp	3,153,972
240,656	Swedbank AB, Class A	3,464,118
		17,638,116
	Beverages – 1.3%
105,301	Coca-Cola HBC AG	3,440,093
	Building Products – 2.1%
141,857	Cie de Saint-Gobain	5,566,213
	Capital Markets – 2.2%
312,754	Credit Suisse Group AG	3,834,021
161,104	St. James’s Place PLC	1,940,049
		5,774,070
	Chemicals – 3.1%
115,324	BASF SE	8,059,717
	Commercial Services & Supplies – 2.4%
550,539	Babcock International Group PLC	3,777,187
1,763,586	Prosegur Cash S.A. (b)	2,533,486
		6,310,673
	Construction & Engineering – 1.3%
30,880	Vinci S.A.	3,326,050
	Containers & Packaging – 0.7%
129,531	SIG Combibloc Group AG	1,726,128
	Diversified Financial Services – 1.0%
495,786	Banca Farmafactoring S.p.A. (b)	2,585,728
	Diversified Telecommunication Services – 5.2%
147,043	Deutsche Telekom AG	2,467,189
422,837	Orange S.A.	6,634,241
217,798	Telenor ASA	4,370,252
		13,471,682
	Electric Utilities – 5.0%
507,432	Enel S.p.A.	3,789,120
175,254	Iberdrola S.A.	1,821,549

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities (Continued)
487,582	SSE PLC	$7,466,852
		13,077,521
	Electrical Equipment – 2.0%
260,203	ABB Ltd.	5,112,550
	Energy Equipment & Services – 1.7%
424,174	Tenaris S.A.	4,500,305
	Food Products – 2.5%
36,033	Danone S.A.	3,174,138
29,981	Nestle S.A.	3,252,686
		6,426,824
	Gas Utilities – 1.0%
495,298	Snam S.p.A.	2,501,665
	Household Products – 3.7%
44,793	Henkel AG & Co., KGaA (Preference Shares)	4,433,049
67,189	Reckitt Benckiser Group PLC	5,240,920
		9,673,969
	Industrial Conglomerates – 1.4%
32,608	Siemens AG	3,491,912
	Insurance – 11.0%
20,889	Allianz SE	4,868,929
238,952	AXA S.A.	6,102,244
13,569	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,511,035
63,495	NN Group N.V.	2,251,976
323,309	Phoenix Group Holdings PLC	2,748,087
317,058	Prudential PLC	5,750,120
8,479	Zurich Insurance Group AG	3,245,306
		28,477,697
	Machinery – 2.2%
85,346	Alstom S.A.	3,537,660
210,148	OC Oerlikon Corp. AG	2,107,691
		5,645,351
	Media – 1.5%
600,287	Mediaset Espana Comunicacion S.A.	3,869,429
	Metals & Mining – 0.6%
68,419	BHP Group PLC	1,457,374
	Multi-Utilities – 4.8%
747,288	National Grid PLC	8,103,144
166,153	Veolia Environnement S.A.	4,212,350
		12,315,494
	Oil, Gas & Consumable Fuels – 9.4%
502,955	Eni S.p.A.	7,693,380
333,340	Repsol S.A.	5,210,065
162,358	Royal Dutch Shell PLC, Class A	4,760,280
130,931	TOTAL S.A.	6,833,584
		24,497,309

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Paper & Forest Products – 2.2%
190,647	UPM-Kymmene Oyj	$5,635,419
	Personal Products – 3.2%
137,258	Unilever N.V.	8,250,680
	Pharmaceuticals – 14.2%
404,800	GlaxoSmithKline PLC	8,683,255
106,434	Novartis AG	9,228,795
94,092	Novo Nordisk A.S., Class B	4,837,188
22,441	Roche Holding AG	6,530,723
82,520	Sanofi	7,650,524
		36,930,485
	Professional Services – 4.0%
93,684	Adecco Group AG	5,183,338
146,548	RELX PLC	3,486,906
709	SGS S.A.	1,757,493
		10,427,737
	Semiconductors & Semiconductor Equipment – 4.2%
13,401	ASML Holding N.V.	3,319,309
165,008	BE Semiconductor Industries N.V.	5,167,104
139,223	Infineon Technologies AG	2,505,631
		10,992,044
	Software – 1.9%
41,373	SAP SE	4,864,795
	Textiles, Apparel & Luxury Goods – 1.7%
60,929	Cie Financiere Richemont S.A.	4,469,938
	Tobacco – 5.3%
199,472	British American Tobacco PLC	7,376,218
281,600	Imperial Brands PLC	6,329,983
		13,706,201
	Wireless Telecommunication Services – 5.5%
451,420	Tele2 AB, Class B	6,718,072
3,781,706	Vodafone Group PLC	7,532,670
		14,250,742
	Total Common Stocks	323,080,739
	(Cost $357,534,361)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.3%
	Equity Real Estate Investment Trusts – 5.3%
1,035,035	British Land (The) Co., PLC	7,442,324
159,462	Eurocommercial Properties N.V.	4,442,471
12,693	Gecina S.A.	1,994,969
	Total Real Estate Investment Trusts	13,879,764
	(Cost $19,607,744)
	Total Investments – 129.9%	336,960,503
	(Cost $377,142,105) (c)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.5)%
600	EURO STOXX 50 Index	$23,343,139	€3,350.00	Oct 2019	$(1,360,258)
580	EURO STOXX 50 Index	22,565,035	3,525.00	Oct 2019	(438,094)
600	EURO STOXX 50 Index	23,343,139	3,400.00	Nov 2019	(1,249,737)
560	EURO STOXX 50 Index	21,786,930	3,600.00	Nov 2019	(291,147)
570	EURO STOXX 50 Index	22,175,982	3,575.00	Dec 2019	(540,506)
	Total Call Options Written				(3,879,742)
	(Premiums received $2,201,912)

Outstanding Loans – (35.9)%	(93,190,723)
Net Other Assets and Liabilities – 7.5%	19,486,911
Net Assets – 100.0%	$259,376,949

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,057,004 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $56,916,436. The net unrealized depreciation was $41,859,432. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 323,080,739	$ 323,080,739	$ —	$ —
Real Estate Investment Trusts*	13,879,764	13,879,764	—	—
Total Investments	$ 336,960,503	$ 336,960,503	$—	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (3,879,742)	$ —	$ (3,879,742)	$ —

*	See Portfolio of Investments for industry breakout.
Currency Exposure Diversification	% of Total Investments
EUR	52.2%
GBP	27.4
CHF	13.8
SEK	3.9
DKK	1.4
NOK	1.3
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
Country Allocation(†)	% of Total Investments
United Kingdom	28.8%
France	16.1
Switzerland	14.8
Germany	10.9
Netherlands	8.8
Italy	4.9
Spain	4.0
Sweden	3.0
Finland	2.6
Austria	1.5
Denmark	1.4
Luxembourg	1.3
Norway	1.3
Belgium	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.